As filed with the U.S. Securities and Exchange Commission on February 9, 2016

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 99	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 101

(Check appropriate box or boxes)

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike

Rita Rubin

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 7, 2016 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A for Calamos Investment Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until March 7, 2016, the effectiveness of Post-Effective Amendment No. 97 (“PEA No. 97”), which was filed with the Commission via EDGAR Accession No. 0001193125-15-370198 on November 6, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

PART A – PROSPECTUS

The Prospectus for the Calamos Phineus Long/Short Fund (the “Fund”), a new series of the Trust, is incorporated herein by reference to Part A of PEA No. 97.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 97.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 97.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 9th day of February, 2016.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 99 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John P. Calamos, Sr. John P. Calamos, Sr.	Trustee and President (principal executive officer)	February 9, 2016

/s/ John E. Neal* John E. Neal	Trustee	February 9, 2016

/s/ William Rybak* William Rybak	Trustee	February 9, 2016

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	February 9, 2016

/s/ David D. Tripple* David D. Tripple	Trustee	February 9, 2016

/s/ Virginia G. Breen* Virginia G. Breen	Trustee	February 9, 2016

/s/ Theresa A. Hamacher* Theresa A. Hamacher	Trustee	February 9, 2016

/s/ Nimish S. Bhatt Nimish S. Bhatt	Vice President and Chief Financial Officer	February 9, 2016

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
February 9, 2016